Average Annual Total Returns - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2024
Fidelity Advisor Value Strategies Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	13.29%
Past 5 years	15.05%
Past 10 years	8.48%
Fidelity Advisor Value Strategies Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	12.42%
Past 5 years	13.97%
Past 10 years	6.72%
Fidelity Advisor Value Strategies Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.30%
Past 5 years	11.96%
Past 10 years	6.27%
Fidelity Advisor Value Strategies Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	18.28%
Past 5 years	15.51%
Past 10 years	8.45%
Fidelity Advisor Value Strategies Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	15.70%
Past 5 years	15.32%
Past 10 years	8.49%
Fidelity Advisor Value Strategies Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	20.48%
Past 5 years	16.71%
Past 10 years	9.39%
RS013
Average Annual Return:
Past 1 year	12.71%
Past 5 years	11.16%
Past 10 years	8.26%